EMPLOYEE BENEFIT PLANS - Schedule of Actual and weighted-average assets allocation for qualified benefit plans (Details)	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, total actual weighted average plan asset allocations	100.00%
Cash and equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, total actual weighted average plan asset allocations	0.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, total actual weighted average plan asset allocations	12.10%
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, total actual weighted average plan asset allocations	66.10%
Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, total actual weighted average plan asset allocations	21.80%